Cover	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document type	6-K
Entity registrant name	ARCELORMITTAL
Entity central index key	0001243429
Document fiscal year focus	2020
Document fiscal period focus	FY
Amendment flag	false
Current fiscal year end date	--12-31
Document period end date	Dec. 31, 2020